COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Oct. 22, 2025	Jan. 21, 2025	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Price per share		$ 10.00
Deferred legal fees			$ 2,450,000	$ 450,000
Note Receivable [Member]
Loss Contingencies [Line Items]
Principal amount			300,000
Commitment Fee			$ 10,000
Debt instrument description			(i) March 31, 2026, (ii) the date upon which all or any part of the Obligations have been declared or automatically have become due and payable (whether by acceleration or otherwise); and (iii) the date upon which the Proposed Business Combination (as defined below) between the Borrower and the Lender or any third-party bridge financing, outside financing or similar capital-raising transaction by the Borrower is consummated (each, a “Specified Financing”). The Obligations may be prepaid at any time without penalty.
Maturity date			Mar. 31, 2026
Periodic payment			$ 300,000
Business Combination Agreement [Member]
Loss Contingencies [Line Items]
Business Combination, Consideration Transferred	$ 1,000,000,000.0
General Matters [Member]
Loss Contingencies [Line Items]
Deferred legal fees			1,850,000
Maximum [Member] | Note Receivable [Member]
Loss Contingencies [Line Items]
Principal amount			300,000
Underwriting Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Deferred underwriting discount per unit		$ 0.40
Deferred underwriting commissions		$ 7,600,000
IPO [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering		19,000,000
Deferred legal fees			$ 600,000
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering		1,500,000	2,625,000
Remaining unexercised balance		1,125,000
Price per share		$ 0.20
Cash underwriting discount		$ 3,800,000